Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions		Total	Issued capital	Contributed (Deficit) Surplus	Foreign exchange gain (loss) on translation to presentation currency	Actuarial gain (loss) on pension and other post-employment benefit obligation, net of tax	Cash flow hedge reserve - unrealized loss	Accumulated other compre- hensive income (loss)	Retained earnings (deficit)	Capital stock Issued capital
Beginning Balance at Mar. 31, 2019		$ 391.7			$ 1.9	$ (22.4)		$ (20.5)	$ 2.7	$ 409.5
Net income (loss)		(175.9)							(175.9)
Other comprehensive (loss) income		84.1			9.5	74.6		84.1
Ending Balance at Mar. 31, 2020		299.9			11.4	52.2		63.6	(173.2)	409.5
Net income (loss)		(76.1)							(76.1)
Other comprehensive (loss) income		(54.1)			(12.3)	23.0	$ (64.8)	(54.1)
Issuance of capital stock	[1]		$ 409.5
Ending Balance at Mar. 31, 2021		173.8		$ 4.1	(0.9)	75.2	(64.8)	9.5	(249.3)	409.5
Net income (loss)		857.7							857.7
Other comprehensive (loss) income		142.5			(15.5)	117.9	40.1	142.5
Issuance and modification of performance share units		(30.0)		(30.0)
Issuance of deferred share units		0.7		0.7
Issuance of capital stock		976.8								976.8
Return of capital		(8.3)								(8.3)
Earnout rights		(521.3)							(521.3)
Dividends paid		(9.3)							(9.3)
Ending Balance at Mar. 31, 2022		$ 1,582.6		$ (25.2)	$ (16.4)	$ 193.1	$ (24.7)	$ 152.0	$ 77.8	$ 1,378.0

[1]	Retrospectively adjusted to reflect the reverse stock split, described below. On March 23, 2021, the Company was incorporated with one share. On March 29, 2021, the Company entered into an agreement with Algoma Steel Intermediate Parent S.A.R.L. to purchase all of the issued and outstanding Common shares (100,000,001) held in Algoma Steel Holdings Inc. in exchange for 100,000,000 additional Common shares in the Company. On October 18, 2021, the Company executed a return of capital to Algoma Steel Intermediate Parent S.a.r.l., a former related party and commonly controlled affiliate of Algoma Steel Parent S.C.A., the Company’s former ultimate parent company. The Company’s subsidiary, Algoma Steel Inc. provided a loan to facilitate the payment totalling $8.3 million (US $6.7 million) (refer to Note 31). Pursuant to the Merger Agreement with Legato (refer to Note 4), on October 19, 2021, the Company effected a reverse stock split, such that each outstanding common share became such number of common shares as determined by the conversion factor of 71.76775% (as defined in the Merger Agreement). As a result, the 100,000,001 common shares outstanding on the day prior to the Merger were split into 71,767,775 common shares. Further, the Company issued an additional 30,306,320 and 10,000,000 common shares to the Legato common shareholders and certain investor (“PIPE Investors”), respectively, in accordance with the Merger Agreement. As a result, capital stock was increased by $542.7 million, net of share issuance costs of $2.2 million (US $439.1 million). On February 9, 2022, the Company issued 35,883,692 common shares in connection with the earnout rights granted to non-management shareholders that existed prior to the Merger (refer to Note 4). On March 3, 2022, the Company announced a normal course issuer bid (the “NCIB”) after receiving regulatory approval from the Toronto Stock Exchange. Pursuant to the NCIB, the Company is authorized to acquire up to a maximum of 7,397,889 of its shares, or 5% of its 147,957,790 issued and outstanding shares as of February 18, 2022, subject to a daily maximum of 16,586 shares. The common shares are available for purchase for cancellation commencing on March 3, 2022 until no later than March 2, 2023. No shares were repurchased by the Company under the NCIB during the year ended March 31, 2022. On March 31, 2022, a dividend payment of $9.3 million (US $7.4 million) was paid and recorded as a distribution through retained earnings (refer to Note 35).